Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income / (loss)	R$ 33,877	R$ 30,242	R$ 28,384
Financial assets at fair value through other comprehensive income	4,681	(3,442)	(3,248)
Change in fair value	5,443	(5,659)	(7,611)
Tax effect	1,105	(1,373)	(3,320)
(Gains) / losses transferred to income statement	624	1,534	2,086
Tax effect	281	690	1,043
Hedge	684	(34)	699
Cash flow hedge	236	65	549
Change in fair value	457	162	998
Tax effect	221	97	449
Hedge of net investment in foreign operation	448	(99)	150
Change in fair value	848	(148)	194
Tax effect	400	(49)	44
Insurance contracts and private pension	(710)	796
Change in discount rate	(1,192)	1,349
Tax effect	482	(553)
Remeasurements of liabilities for post-employment benefits (1)	(324)	(34)	45
Remeasurements	(584)	(65)	74
Tax effect	(260)	(31)	29
Foreign exchange variation in foreign investments	(327)	(3,026)	(323)
Total other comprehensive income	4,004	(5,740)	(2,827)
Total comprehensive income	37,881	24,502	25,557
Comprehensive income attributable to the owners of the parent company	37,109	23,467	23,933
Comprehensive income attributable to non-controlling interests	R$ (772)	R$ (1,035)	R$ (1,624)